Risk Management and Financial Instruments - Schedule of Contracts Exposure Scenario (Details) - 12 months ended Dec. 31, 2024
€ in Thousands, ¥ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands
	USD ($)	EUR (€)	GBP (£)	AUD ($)	CAD ($)	CNY (¥)
Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (271,000)
Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	(23,388,000)	€ (8,361)
Scenario (III) Interest rate variation - 100% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (46,775,000)
Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | €		(21)
Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | €		€ (4,183)
CDI [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase	Increase	Increase	Increase
CDI [Member] | Current scenario [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	12.15%	12.15%	12.15%	12.15%	12.15%	12.15%
CDI [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	12.22%	12.22%	12.22%	12.22%	12.22%	12.22%
CDI [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (271,000)
CDI [Member] | Scenario (III) Interest rate variation - 50% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	18.23%	18.23%	18.23%	18.23%	18.23%	18.23%
CDI [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (23,388,000)
CDI [Member] | Scenario (III) Interest rate variation - 100% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	24.30%	24.30%	24.30%	24.30%	24.30%	24.30%
CDI [Member] | Scenario (III) Interest rate variation - 100% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (46,775,000)
IPCA [Member] | Scenario (III) Interest rate variation - 50% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	7.31%	7.31%	7.31%	7.31%	7.31%	7.31%
IPCA [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | €		€ (3,608)
IPCA [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase	Increase	Increase	Increase
IPCA [Member] | Current scenario [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	4.87%	4.87%	4.87%	4.87%	4.87%	4.87%
IPCA [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
IPCA [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | €		€ (10)
IPCA [Member] | Scenario (II) Interest rate variation - 25% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.09%	6.09%	6.09%	6.09%	6.09%	6.09%
IPCA [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | €		€ (1,805)
SOFR [Member] | Scenario (III) Interest rate variation - 50% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.56%	6.56%	6.56%	6.56%	6.56%	6.56%
SOFR [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | €		€ (4,753)
SOFR [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase	Increase	Increase	Increase
SOFR [Member] | Current scenario [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	4.37%	4.37%	4.37%	4.37%	4.37%	4.37%
SOFR [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.37%	4.37%	4.37%	4.37%	4.37%	4.37%
SOFR [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | €		€ (11)
SOFR [Member] | Scenario (II) Interest rate variation - 25% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.46%	5.46%	5.46%	5.46%	5.46%	5.46%
SOFR [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | €		€ (2,378)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	6.1923%	6.1923%	6.1923%	6.1923%	6.1923%	6.1923%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.0748%	6.0748%	6.0748%	6.0748%	6.0748%	6.0748%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ (68,290)
Operating [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.2635%	5.2635%	5.2635%	5.2635%	5.2635%	5.2635%
Operating [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ (539,693)
Operating [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.3346%	4.3346%	4.3346%	4.3346%	4.3346%	4.3346%
Operating [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ (1,079,393)
Financial [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Financial [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	6.1923%	6.1923%	6.1923%	6.1923%	6.1923%	6.1923%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.0748%	6.0748%	6.0748%	6.0748%	6.0748%	6.0748%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ 26,056
Financial [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.2635%	5.2635%	5.2635%	5.2635%	5.2635%	5.2635%
Financial [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ 205,924
Financial [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.3346%	4.3346%	4.3346%	4.3346%	4.3346%	4.3346%
Financial [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ 411,850
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	6.1923%	6.1923%	6.1923%	6.1923%	6.1923%	6.1923%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.0748%	6.0748%	6.0748%	6.0748%	6.0748%	6.0748%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ 21,713
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.2635%	5.2635%	5.2635%	5.2635%	5.2635%	5.2635%
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ 171,596
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.3346%	4.3346%	4.3346%	4.3346%	4.3346%	4.3346%
Derivatives [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ 343,195
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ (3,956)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	6.4363%	6.4363%	6.4363%	6.4363%	6.4363%	6.4363%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.3203%	6.3203%	6.3203%	6.3203%	6.3203%	6.3203%
Operating [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.4709%	5.4709%	5.4709%	5.4709%	5.4709%	5.4709%
Operating [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ (32,910)
Operating [Member] | Scenario (iii) Interest rate variation - 50% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.5054%	4.5054%	4.5054%	4.5054%	4.5054%	4.5054%
Operating [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ (65,820)
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ 42
Financial [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Financial [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	6.4363%	6.4363%	6.4363%	6.4363%	6.4363%	6.4363%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.3203%	6.3203%	6.3203%	6.3203%	6.3203%	6.3203%
Financial [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.4709%	5.4709%	5.4709%	5.4709%	5.4709%	5.4709%
Financial [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ 346
Financial [Member] | Scenario (iii) Interest rate variation - 50% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.5054%	4.5054%	4.5054%	4.5054%	4.5054%	4.5054%
Financial [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ 692
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ 654
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	6.4363%	6.4363%	6.4363%	6.4363%	6.4363%	6.4363%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.3203%	6.3203%	6.3203%	6.3203%	6.3203%	6.3203%
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.4709%	5.4709%	5.4709%	5.4709%	5.4709%	5.4709%
Derivatives [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ 5,438
Derivatives [Member] | Scenario (iii) Interest rate variation - 50% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.5054%	4.5054%	4.5054%	4.5054%	4.5054%	4.5054%
Derivatives [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ 10,875
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	7.762%	7.762%	7.762%	7.762%	7.762%	7.762%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	7.6173%	7.6173%	7.6173%	7.6173%	7.6173%	7.6173%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ (2,368)
Operating [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.5977%	6.5977%	6.5977%	6.5977%	6.5977%	6.5977%
Operating [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ (19,058)
Operating [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.4334%	5.4334%	5.4334%	5.4334%	5.4334%	5.4334%
Operating [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ (38,116)
Financial [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Financial [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	7.762%	7.762%	7.762%	7.762%	7.762%	7.762%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	7.6173%	7.6173%	7.6173%	7.6173%	7.6173%	7.6173%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ 4
Financial [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.5977%	6.5977%	6.5977%	6.5977%	6.5977%	6.5977%
Financial [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ 30
Financial [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.4334%	5.4334%	5.4334%	5.4334%	5.4334%	5.4334%
Financial [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ 61
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	7.762%	7.762%	7.762%	7.762%	7.762%	7.762%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	7.6173%	7.6173%	7.6173%	7.6173%	7.6173%	7.6173%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ 1,326
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.5977%	6.5977%	6.5977%	6.5977%	6.5977%	6.5977%
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ 10,674
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.4334%	5.4334%	5.4334%	5.4334%	5.4334%	5.4334%
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ 21,348
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Operating [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	3.8392%	3.8392%	3.8392%	3.8392%	3.8392%	3.8392%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.7729%	3.7729%	3.7729%	3.7729%	3.7729%	3.7729%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | ¥						¥ 35
Operating [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.2633%	3.2633%	3.2633%	3.2633%	3.2633%	3.2633%
Operating [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | ¥						¥ 302
Operating [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	2.6874%	2.6874%	2.6874%	2.6874%	2.6874%	2.6874%
Operating [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | ¥						¥ 605
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	3.8392%	3.8392%	3.8392%	3.8392%	3.8392%	3.8392%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.7729%	3.7729%	3.7729%	3.7729%	3.7729%	3.7729%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | ¥						¥ (50)
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.2633%	3.2633%	3.2633%	3.2633%	3.2633%	3.2633%
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | ¥						¥ (439)
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	2.6874%	2.6874%	2.6874%	2.6874%	2.6874%	2.6874%
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | ¥						¥ (878)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	4.3047%	4.3047%	4.3047%	4.3047%	4.3047%	4.3047%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.3762%	4.3762%	4.3762%	4.3762%	4.3762%	4.3762%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ 247,000
Operating [Member] | Scenario (ii) Interest rate variation - 25% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.9504%	4.9504%	4.9504%	4.9504%	4.9504%	4.9504%
Operating [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ 2,231,000
Operating [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.5961%	5.5961%	5.5961%	5.5961%	5.5961%	5.5961%
Operating [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ 4,461,000
Financial [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Financial [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	4.3047%	4.3047%	4.3047%	4.3047%	4.3047%	4.3047%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.3762%	4.3762%	4.3762%	4.3762%	4.3762%	4.3762%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (10,000)
Financial [Member] | Scenario (ii) Interest rate variation - 25% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.9504%	4.9504%	4.9504%	4.9504%	4.9504%	4.9504%
Financial [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (88,000)
Financial [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.5961%	5.5961%	5.5961%	5.5961%	5.5961%	5.5961%
Financial [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (176,000)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	4.3047%	4.3047%	4.3047%	4.3047%	4.3047%	4.3047%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.3762%	4.3762%	4.3762%	4.3762%	4.3762%	4.3762%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (625,000)
Derivatives [Member] | Scenario (ii) Interest rate variation - 25% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.9504%	4.9504%	4.9504%	4.9504%	4.9504%	4.9504%
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (5,642,000)
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.5961%	5.5961%	5.5961%	5.5961%	5.5961%	5.5961%
Derivatives [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (11,284,000)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ 848.3000
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.8644%	0.8644%	0.8644%	0.8644%	0.8644%	0.8644%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ 327,000
Operating [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.9756%	0.9756%	0.9756%	0.9756%	0.9756%	0.9756%
Operating [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ 2,582,000
Operating [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.1028%	1.1028%	1.1028%	1.1028%	1.1028%	1.1028%
Operating [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ 5,164,000
Financial [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Financial [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ 848.3000
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.8644%	0.8644%	0.8644%	0.8644%	0.8644%	0.8644%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (2,000)
Financial [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.9756%	0.9756%	0.9756%	0.9756%	0.9756%	0.9756%
Financial [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (18,000)
Financial [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.1028%	1.1028%	1.1028%	1.1028%	1.1028%	1.1028%
Financial [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (35,000)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ 848.3000
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.8644%	0.8644%	0.8644%	0.8644%	0.8644%	0.8644%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (410,000)
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.9756%	0.9756%	0.9756%	0.9756%	0.9756%	0.9756%
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (3,240,000)
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.1028%	1.1028%	1.1028%	1.1028%	1.1028%	1.1028%
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (6,480,000)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Cattle depreciation	Cattle depreciation	Cattle depreciation	Cattle depreciation	Cattle depreciation	Cattle depreciation
Derivatives [Member] | Current price (USD per head) [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ 44
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	44,000	44,000	44,000	44,000	44,000	44,000
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (2)
Derivatives [Member] | Scenario (ii) @ Variation – 25% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	33,000	33,000	33,000	33,000	33,000	33,000
Derivatives [Member] | Scenario (ii) @ Variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (29)
Derivatives [Member] | Scenario (ii) @ Variation – 50% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	22,000	22,000	22,000	22,000	22,000	22,000
Derivatives [Member] | Scenario (ii) @ Variation – 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (59,000,000)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Corn depreciation	Corn depreciation	Corn depreciation	Corn depreciation	Corn depreciation	Corn depreciation
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(1,070.00)	(1,070.00)	(1,070.00)	(1,070.00)	(1,070.00)	(1,070.00)
Derivatives [Member] | Scenario (ii) @ Variation - 25% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	25,000	25,000	25,000	25,000	25,000	25,000
Derivatives [Member] | Scenario (ii) @ Variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (4)
Derivatives [Member] | Scenario (ii) @ Variation - 50% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	50,000	50,000	50,000	50,000	50,000	50,000
Derivatives [Member] | Scenario (ii) @ Variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (8,000,000)
Operating [Member] | Scenario (ii) @ Variation – 25% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(25)	(25)	(25)	(25)	(25)	(25)
Operating [Member] | Scenario (ii) @ Variation – 50% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(50)	(50)	(50)	(50)	(50)	(50)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Price (USD per tonne) [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(1.066)	(1.066)	(1.066)	(1.066)	(1.066)	(1.066)
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (647,000,000)
Operating [Member] | Scenario (ii) Price variation – 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	(15,171,000,000)
Operating [Member] | Scenario (ii) Price variation – 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	(30,343,000,000)
Derivatives [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (189,681,000,000)
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(2.1)	(2.1)	(2.1)	(2.1)	(2.1)	(2.1)
Derivatives [Member] | Scenario (ii) @ Variation – 25% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(25)	(25)	(25)	(25)	(25)	(25)
Derivatives [Member] | Scenario (ii) @ Variation – 50% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(50)	(50)	(50)	(50)	(50)	(50)
Derivatives [Member] | Scenario (ii) @ Variation - 25% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(15)	(15)	(15)	(15)	(15)	(15)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Price (USD per tonne) [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(1.066)	(1.066)	(1.066)	(1.066)	(1.066)	(1.066)
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (201,000,000)
Derivatives [Member] | Scenario (ii) Price variation – 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	(4,708,000,000)
Derivatives [Member] | Scenario (ii) Price variation – 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (9,416,000,000)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Scenario (ii) Price variation – 25% Effect on income One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (1,356,802,000,000)
Derivatives [Member] | Scenario (iii) Price variation – 50% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(30)	(30)	(30)	(30)	(30)	(30)
Derivatives [Member] | Scenario (iii) Price variation – 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (2,713,605,000,000)
Operating [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (82,215,000,000)
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(2.1)	(2.1)	(2.1)	(2.1)	(2.1)	(2.1)
Operating [Member] | Scenario (ii) @ Variation - 25% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(15)	(15)	(15)	(15)	(15)	(15)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Operating [Member] | Scenario (ii) Price variation – 25% Effect on income One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (588,093,000,000)
Operating [Member] | Scenario (iii) Price variation – 50% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(30)	(30)	(30)	(30)	(30)	(30)
Operating [Member] | Scenario (iii) Price variation – 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (1,176,185,000,000)